APPENDIX I, II (Tables)	12 Months Ended
Dec. 31, 2019
APPENDIX I, II (Tables) [Abstract]
conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS

The table below presents a conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS, with the conceptual description of the main adjustments:

Thousand of Reais	Note	2019	2018	2017

Stockholders' equity attributed under to the Parent Brazilian GAAP		69,773,232	65,233,743	59,499,954
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	i	8,767	8,344	18,301
Reclassification of available-for-sale financial instruments	j	-	-	34,818
Reclassification of fair value through other comprehensive income	k	73,431	72,980	-
Impairment of loans and receivables	a	-	-	(71,091)
Impairment of financial assets measured at amortized cost	a	(23,589)	(1,483,043)	-
Remensurations, Debt instruments, due to reclassifications IFRS 9		-	26,274	-
Category transfers - IAS 39	b	-	-	351,132
Category transfers - IFRS 9	b	(206,984)	(619)	-
Deferral of financial fees, commissions and inherent costs under effective interest rate method
	c	1,197,325	851,629	664,204
Reversal of goodwill amortization	d	26,933,892	26,764,529	26,592,852
Realization on purchase price adjustments	e	477,366	631,120	702,436
Recognition of fair value in the partial sale in subsidiaries	f	112,052	112,052	112,052
Option for Acquisition of Equity Instrument	g	(1,816,799)	(1,323,994)	(1,287,240)
Goodwill acquisition Santander Services (Santusa)	h	(239,182)	(269,158)	(298,978)
Tax Credit with realization over 10 years		184,005	322,539	62,539
Others		177,064	119,074	269,728
Stockholders' equity attributed to the parent under IFRS		96,650,580	91,065,470	86,650,707
Non-controlling interest under IFRS		558,581	529,990	436,894
Stockholders' equity (including non-controlling interest) under IFRS		97,209,161	91,595,460	87,087,601

Thousand of Reais	Note	2019	2018	2017

Net income attributed to the Parent under Brazilian GAAP		14,180,987	12,166,145	7,996,577
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	i	422	(11,974)	18,775
Reclassification of available-for-sale financial instruments	j	-	-	(46,160)
Reclassification of fair value through other comprehensive income	k	451	28,419	-
Impairment on loans and receivables	a	-	-	(195,878)
Impairment of financial assets measured at amortized cost	a	1,872,553	140,557	-
Remensurations, Debt instruments, due to reclassifications IFRS 9		(16,659)	(5,360)	-
Category transfers - IAS 39	b	-	-	(219,829)
Category transfers - IFRS 9	b	6,437	(16,195)	-
Deferral of financial fees, commissions and inherent costs under effective interest rate method
	c	346,298	187,425	366,484
Reversal of goodwill amortization	d	175,257	171,677	1,470,279
Realization on purchase price adjustments	e	(153,752)	(71,316)	(76,446)
Option to Acquire Own Equity Instrument	g	-	(143,194)	(270,240)
Goodwill acquisition Santander Services (Santusa)	h	29,898	29,820	-
Tax credit with realization over 10 years		(75,995)	260,000	62,539
Others		41,035	(153,527)	(182,037)
Net income attributed to the parent under IFRS		16,406,932	12,582,477	8,924,064
Non-controlling interest under IFRS		224,518	217,441	213,984
Net income (including non-controlling interest) under IFRS		16,631,450	12,799,918	9,138,048

Bank's consolidated financial statements prepared in accordance with IFRS

The following Statements of value added is not required under IFRS but being presented as supplementary information as required by Brazilian Corporate Law for publicly-held companies, and has been derived from the Bank´s consolidated financial statements prepared in accordance with IFRS.

	2019		2018		2017
Thousand of Reais
Interest and similar income	72,841,060		70,478,393		71,418,349
Net fee and commission income	15,713,152		14,132,159		12,721,868
Impairment losses on financial assets (net)	(13,369,905)		(12,713,435)		(12,338,300)
Other income and expense	(4,025,384)		(6,861,406)		(3,043,565)
Interest expense and similar charges	(28,519,953)		(28,557,051)		(36,471,860)
Third-party input	(7,544,695)		(7,219,152)		(6,728,881)
Materials, energy and others	(659,656)		(544,237)		(495,913)
Third-party services	(6,047,498)		(5,572,127)		(5,107,077)
Impairment of assets	(131,435)		(508,310)		(456,711)
Other	(706,106)		(594,478)		(669,180)
Gross added value	35,094,275		29,259,508		25,557,611
Retention
Depreciation and amortization	(2,391,857)		(1,739,959)		(1,662,247)
Added value produced	32,702,418		27,519,549		23,895,364
Added value received from transfer
Investments in affiliates and subsidiaries	149,488		65,958		71,551
Added value to distribute	32,851,906		27,585,507		23,966,915
Added value distribution
Employee	8,457,212	25.7%	8,185,896	29.7%	7,908,746	33.0%
Compensation	5,961,765		5,863,584		5,795,579
Benefits	1,637,099		1,534,560		1,421,910
Government severance indemnity funds for employees - FGTS	502,173		448,699		413,871
Other	356,175		339,053		277,386
Taxes	7,674,704	23.4%	5,813,381	21.1%	6,131,544	25.6%
Federal	6,571,450		4,864,176		5,481,969
State	54		224		1,260
Municipal	1,103,200		948,981		648,315
Compensation of third-party capital - rental	88,540	0.3%	786,312	2.9%	788,577	3.3%
Remuneration of interest on capital	16,631,450	50.6%	12,799,918	46.4%	9,138,048	38.1%
Dividends and interest on capital	10,800,000		6,600,000		6,300,000
Profit Reinvestment	5,606,932		5,982,477		2,624,064
Profit (loss) attributable to non-controlling interests	224,518		217,441		213,984
Total	32,851,906	100.0%	27,585,507	100.0%	23,966,915	100.0%